Unsecured Line of Credit - Additional Information (Details) - USD ($) $ in Billions	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Increase in borrowing capacity	$ 1.1
Total borrowing capacity	$ 1.6
Unsecured line of credit facility, description		Interest under the unsecured line of credit is determined based on one-month U.S. dollar-denominated SOFR plus 2.5%.
Unsecured line of credit facility, interest rate description		one-month U.S. dollar-denominated SOFR plus 2.5%
Unsecured line of credit, outstanding borrowings		$ 1.4	$ 0.9